Insurance business - Movements in carrying amounts of insurance contracts - analysis by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	$ (252)	$ (136)
Opening liabilities	120,851	108,816
Insurance contracts liability (asset) opening balance	120,599	108,680
Changes that relate to current services
Contractual service margin recognised for services provided	(1,331)	(1,126)
Change in risk adjustment for non-financial risk expired	(66)	(36)
Experience adjustments	(12)	9
Other movements recognised in insurance service result	(3)	(36)
Changes that relate to future services
Contracts initially recognised in the year	35	44
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	88	65
Adjustments to liabilities for incurred claims	(21)	2
Insurance service result	(1,310)	(1,078)
Net finance expense from insurance contracts	6,169	8,300
Other movements recognised in the statement of profit or loss	0	277
Effect of movements in exchange rates	(1,275)	980
Total changes in the consolidated income statement and statement of comprehensive income	3,584	8,479
Cash flows
Premiums received	18,392	13,872
Claims, other insurance service expenses paid and other cash flows	(10,524)	(9,628)
Insurance acquisition cash flows	(1,095)	(804)
Total cash flows	6,773	3,440
Other movements	(23,459)	0
Insurance contracts liability (asset) closing balance	107,497	120,599
Closing assets	(132)	(252)
Closing liabilities	107,629	120,851
Decrease through subsidiaries classified as held for sale	21,811
Amounts recognised in profit or loss
Changes that relate to future services
Net finance expense from insurance contracts	5,978	7,809
Amounts recognised in OCI
Changes that relate to future services
Net finance expense from insurance contracts	191	491
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(13)	(5)
Opening liabilities	117,037	105,145
Insurance contracts liability (asset) opening balance	117,024	105,140
Changes that relate to current services
Contractual service margin recognised for services provided	(1,143)	(975)
Change in risk adjustment for non-financial risk expired	(46)	(21)
Experience adjustments	(82)	21
Other movements recognised in insurance service result	(3)	(36)
Changes that relate to future services
Contracts initially recognised in the year	16	13
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	34	19
Adjustments to liabilities for incurred claims	6	1
Insurance service result	(1,218)	(978)
Net finance expense from insurance contracts	5,761	8,042
Other movements recognised in the statement of profit or loss	0	294
Effect of movements in exchange rates	(1,176)	949
Total changes in the consolidated income statement and statement of comprehensive income	3,367	8,307
Cash flows
Premiums received	16,442	12,616
Claims, other insurance service expenses paid and other cash flows	(9,018)	(8,517)
Insurance acquisition cash flows	(835)	(522)
Total cash flows	6,589	3,577
Other movements	(23,580)	0
Insurance contracts liability (asset) closing balance	103,400	117,024
Closing assets	(14)	(13)
Closing liabilities	103,414	117,037
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(239)	(131)
Opening liabilities	3,814	3,671
Insurance contracts liability (asset) opening balance	3,575	3,540
Changes that relate to current services
Contractual service margin recognised for services provided	(188)	(151)
Change in risk adjustment for non-financial risk expired	(20)	(15)
Experience adjustments	70	(12)
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	19	31
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	54	46
Adjustments to liabilities for incurred claims	(27)	1
Insurance service result	(92)	(100)
Net finance expense from insurance contracts	408	258
Other movements recognised in the statement of profit or loss	0	(17)
Effect of movements in exchange rates	(99)	31
Total changes in the consolidated income statement and statement of comprehensive income	217	172
Cash flows
Premiums received	1,950	1,256
Claims, other insurance service expenses paid and other cash flows	(1,506)	(1,111)
Insurance acquisition cash flows	(260)	(282)
Total cash flows	184	(137)
Other movements	121	0
Insurance contracts liability (asset) closing balance	4,097	3,575
Closing assets	(118)	(239)
Closing liabilities	4,215	3,814
Estimates of present value of future cash flows and risk adjustment
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	921	750
Estimates of present value of future cash flows and risk adjustment | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(30)	(18)
Opening liabilities	106,440	96,174
Insurance contracts liability (asset) opening balance	106,410	96,156
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(46)	(21)
Experience adjustments	(82)	21
Other movements recognised in insurance service result	0	(36)
Changes that relate to future services
Contracts initially recognised in the year	(2,384)	(1,606)
Changes in estimates that adjust the contractual service margin	(914)	(771)
Changes in estimates that result in losses and reversal of losses on onerous contracts	34	19
Adjustments to liabilities for incurred claims	6	1
Insurance service result	(3,386)	(2,393)
Net finance expense from insurance contracts	5,761	8,042
Other movements recognised in the statement of profit or loss	0	145
Effect of movements in exchange rates	(1,167)	883
Total changes in the consolidated income statement and statement of comprehensive income	1,208	6,677
Cash flows
Premiums received	16,442	12,616
Claims, other insurance service expenses paid and other cash flows	(9,018)	(8,517)
Insurance acquisition cash flows	(835)	(522)
Total cash flows	6,589	3,577
Other movements	(22,736)	0
Insurance contracts liability (asset) closing balance	91,471	106,410
Closing assets	(27)	(30)
Closing liabilities	91,498	106,440
Estimates of present value of future cash flows and risk adjustment | Life direct participating and investment DPF contracts | Economic factors
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	651	233
Estimates of present value of future cash flows and risk adjustment | Life direct participating and investment DPF contracts | Non-economic factors
Changes that relate to future services
Changes in estimates that adjust the contractual service margin	270	517
Estimates of present value of future cash flows and risk adjustment | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(339)	(308)
Opening liabilities	3,113	3,162
Insurance contracts liability (asset) opening balance	2,774	2,854
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(20)	(15)
Experience adjustments	70	(12)
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	(201)	(176)
Changes in estimates that adjust the contractual service margin	(7)	21
Changes in estimates that result in losses and reversal of losses on onerous contracts	54	46
Adjustments to liabilities for incurred claims	(27)	1
Insurance service result	(131)	(135)
Net finance expense from insurance contracts	380	235
Other movements recognised in the statement of profit or loss	0	(43)
Effect of movements in exchange rates	(50)	0
Total changes in the consolidated income statement and statement of comprehensive income	199	57
Cash flows
Premiums received	1,950	1,256
Claims, other insurance service expenses paid and other cash flows	(1,506)	(1,111)
Insurance acquisition cash flows	(260)	(282)
Total cash flows	184	(137)
Other movements	153	0
Insurance contracts liability (asset) closing balance	3,310	2,774
Closing assets	(359)	(339)
Closing liabilities	3,669	3,113
Contracts under the fair value approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	3	3
Opening liabilities	4,679	4,364
Insurance contracts liability (asset) opening balance	4,682	4,367
Changes that relate to current services
Contractual service margin recognised for services provided	(488)	(188)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	52	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	229	368
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(207)	180
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	133
Effect of movements in exchange rates	51	2
Total changes in the consolidated income statement and statement of comprehensive income	(156)	315
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(23)	0
Insurance contracts liability (asset) closing balance	4,503	4,682
Closing assets	3	3
Closing liabilities	4,500	4,679
Contracts under the fair value approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	36	86
Opening liabilities	361	325
Insurance contracts liability (asset) opening balance	397	411
Changes that relate to current services
Contractual service margin recognised for services provided	(77)	(69)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	30	26
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(47)	(43)
Net finance expense from insurance contracts	12	11
Other movements recognised in the statement of profit or loss	0	6
Effect of movements in exchange rates	(11)	12
Total changes in the consolidated income statement and statement of comprehensive income	(46)	(14)
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	2	0
Insurance contracts liability (asset) closing balance	353	397
Closing assets	73	36
Closing liabilities	280	361
Contracts under the modified retros- pective approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	715	792
Insurance contracts liability (asset) opening balance	715	792
Changes that relate to current services
Contractual service margin recognised for services provided	(59)	(70)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	(6)	(33)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(65)	(103)
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	(1)
Effect of movements in exchange rates	(24)	27
Total changes in the consolidated income statement and statement of comprehensive income	(89)	(77)
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(626)	0
Insurance contracts liability (asset) closing balance	0	715
Closing assets	0	0
Closing liabilities	0	715
Contracts under the modified retros- pective approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	19	18
Insurance contracts liability (asset) opening balance	19	18
Changes that relate to current services
Contractual service margin recognised for services provided	(6)	(6)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	7	6
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	1	0
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	0
Effect of movements in exchange rates	0	1
Total changes in the consolidated income statement and statement of comprehensive income	1	1
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(20)	0
Insurance contracts liability (asset) closing balance	0	19
Closing assets	0	0
Closing liabilities	0	19
Other contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	14	10
Opening liabilities	5,203	3,815
Insurance contracts liability (asset) opening balance	5,217	3,825
Changes that relate to current services
Contractual service margin recognised for services provided	(596)	(717)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	(55)	0
Changes that relate to future services
Contracts initially recognised in the year	2,400	1,619
Changes in estimates that adjust the contractual service margin	691	436
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	2,440	1,338
Net finance expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0	17
Effect of movements in exchange rates	(36)	37
Total changes in the consolidated income statement and statement of comprehensive income	2,404	1,392
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(195)	0
Insurance contracts liability (asset) closing balance	7,426	5,217
Closing assets	10	14
Closing liabilities	7,416	5,203
Other contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	64	91
Opening liabilities	321	166
Insurance contracts liability (asset) opening balance	385	257
Changes that relate to current services
Contractual service margin recognised for services provided	(105)	(76)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Other movements recognised in insurance service result	0	0
Changes that relate to future services
Contracts initially recognised in the year	220	207
Changes in estimates that adjust the contractual service margin	(30)	(53)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	85	78
Net finance expense from insurance contracts	16	12
Other movements recognised in the statement of profit or loss	0	20
Effect of movements in exchange rates	(38)	18
Total changes in the consolidated income statement and statement of comprehensive income	63	128
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(14)	0
Insurance contracts liability (asset) closing balance	434	385
Closing assets	168	64
Closing liabilities	$ 266	$ 321